Cash and cash equivalents and Marketable securities (Policies)	12 Months Ended
Dec. 31, 2022
Cash And Cash Equivalents And Marketable Securities
Accounting policy for cash and cash equivalents

Accounting policy for cash and cash equivalents

Cash and cash equivalents comprise cash on hand, term deposits with banks and short-term highly-liquid financial investments that are readily convertible to known amounts of cash, are subject to insignificant risk of changes in value and have a maturity of three months or less from the date of acquisition.

7.2.	Marketable securities

			12.31.2022			12.31.2021
	In Brazil	Abroad	Total	In Brazil	Abroad	Total
Fair value through profit or loss	713	−	713	650	−	650
Amortized cost - Bank Deposit Certificates and time deposits	2,548	1,026	3,574	−	−	−
Amortized cost - Others	50	−	50	44	−	44
Total	3,311	1,026	4,337	694	−	694
Current	1,747	1,026	2,773	650	−	650
Non-current	1,564	−	1,564	44	−	44

Marketable securities classified as fair value through profit or loss refer mainly to investments in Brazilian Federal Government Bonds (amounts determined by level 1 of the fair value hierarchy). These financial investments have maturities of more than three months.

Securities classified as amortized cost refer to investments in Brazil in post-fixed Bank Deposit Certificates with daily liquidity, with maturities between one and two years, and to investments abroad in time deposits with maturities of more than three months from the contracting date.

Accounting policy for marketable securities

Accounting policy for marketable securities

The amounts invested in operations with terms of more than three months, as from the date of the agreement, are initially measured at fair value and subsequently according to their respective classifications, which are based on the way in which these funds are managed and their features of contractual cash flows:

·	Amortized cost – financial assets that give rise, on specified dates, to cash flows represented exclusively by payments of principal and interest on the outstanding principal amount, the purpose of which is to receive its contractual cash flows. They are presented in current and in non-current asset according to their maturity term. Interest income from these investments is calculated using the effective interest rate method.
·	Fair value through profit or loss – financial assets whose purpose is to receive for sale. They are presented in current asset due to the expectation of realization.